Note 13 - Share Capital	12 Months Ended
Jan. 31, 2012
Share Capital [Text Block]
Note 13 - Share Capital

Common Shares Outstanding

We are authorized to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible.

	January 31,	January 31,	January 31,
(thousands of shares)	2012	2011	2010
Balance, beginning of year	61,742	61,411	53,013
Shares issued:
Stock options exercised	691	331	1,227
Issue of common shares	-	-	7,171
Balance, end of year	62,433	61,742	61,411

On December 21, 2010, we announced that the TSX had approved the purchase by us of up to an aggregate of 4,997,322 common shares of Descartes pursuant to a normal course issuer bid. The purchases can occur from time to time until December 22, 2011, through the facilities of the TSX and/or the NASDAQ, if and when we consider advisable. As of January 31, 2012 there were no purchases made pursuant to this normal course issuer bid. We did not renew the normal course issuer bid in fiscal 2012.

On December 18, 2009, Descartes announced that it was making a normal course issuer bid to purchase up to 5,458,773 common shares of Descartes through the facilities of the TSX and/or NASDAQ. Descartes did not purchase any shares under the bid, which commenced on December 23, 2009 and expired on December 22, 2010.

On October 20, 2009, we closed a bought-deal public share offering in Canada which raised gross proceeds of CAD 40,002,300 (equivalent to approximately $38.4 million at the time of the transaction) from a sale of 6,838,000 common shares at a price of CAD 5.85 per share. The underwriters also exercised an over-allotment option on October 20, 2009 to purchase an additional 1,025,700 common shares (in aggregate, 15% of the offering) at CAD 5.85 per share comprised of 332,404 common shares from Descartes and 693,296 common shares from certain executive officers and directors of Descartes. Gross proceeds to us from the exercise of the over-allotment option were CAD 1,944,563 (equivalent to approximately $1.9 million at the time of the transaction). In addition, we received an aggregate of approximately CAD 1,277,648 (equivalent to approximately $1.2 million at the time of the transaction) in proceeds from certain executive officers and directors of Descartes from their exercise of employee stock options to satisfy their respective obligations under the over-allotment option.